Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net (loss) income	$ (106,535)	$ 757,301	$ (854,606)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization expenses	920,900	985,845	951,139
Provision for credit losses	545,939	48,518	316,014
Recovery (provision) for financial guarantee losses	(278,496)	57,417	89,865
Deferred tax expenses	(330,063)	(265,421)	(1,001,372)
Changes in fair value of warrant liabilities	(16,998)	3,021	(5,961)
Net gain from disposal of fixed assets		(33,246)	(136,682)
Gain (loss) from lease modification		(603)	22,257
Non-cash operating lease expenses	82,288	156,498	165,916
Gain (loss) from deconsolidation of subsidiaries		(490,283)	1,953,248
Changes in operating assets and liabilities:
Accounts receivable	(1,934,362)	(7,495)	(3,116,533)
Inventory	32,506	(3,250)	(30,348)
Other current assets	40,754	3,431,640	(3,215,702)
Other receivables	434,689	2,425,003	(3,268,571)
Accounts payable and accrued liabilities			352,600
Pledged deposits and other non-current assets	46,169	414,265	359,202
Customer Pledged assets	(7,431)
Unearned income	334,902	(58,249)	7,915
Tax payable	719,396	847,043	1,029,919
Accrued expenses and other liabilities	229,367	449,971	(1,079,811)
Operating lease liabilities	(93,412)	(76,102)	(207,891)
Net Cash Provided by (Used in) Operating Activities	619,613	8,641,873	(7,669,402)
Cash Flows from Investing Activities:
Proceeds of loans repayment from third parties	13,812,156	20,499,442
Loans advanced to third parties	(17,947,789)	(26,100,286)	(3,467,607)
Purchases of property and equipment	(1,249)	(54,569)
Net inflow related to deconsolidation of subsidiaries		788	61,121
Redemption of short-term investment			8,690,374
Due to (from) related party	88,085	(70,169)	210,774
Proceeds from sale of property and equipment		40,305	837,969
Net Cash (Used in) Provided by Investing Activities	(4,048,797)	(5,684,489)	6,332,631
Cash Flows from Financing Activities:
Proceeds from bank loans	5,645,702	5,889,179	8,341,311
Repayment of bank loans	(11,291,425)	(8,927,555)
Repayment of third-party loans			(280,268)
Net Cash (Used in) Provided by Financing Activities	(5,645,723)	(3,038,376)	8,061,043
Effect of exchange rate changes on cash, cash equivalents, and restricted cash in banks	(1,481,872)	701,642	1,372,684
Net increase in cash, cash equivalents, and restricted cash in banks	(10,556,779)	620,650	8,096,956
Cash, cash equivalents, and restricted cash in banks at beginning of year	22,539,365	21,918,715	13,821,759
Cash, cash equivalents, and restricted cash in banks at end of year	11,982,586	22,539,365	21,918,715
Supplemental Cash Flow Information
Cash paid for interest expense	221,538	269,400
Cash paid for income tax
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations	$ 117,492		$ 233,744